Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Assumptions used in Fair Value of Warrants

The assumptions used in the calculation of the fair value of the warrants issued on July 28, 2017, were as follows:

Weighted-average risk-free interest rate	1.8%
Weighted-average expected life (in years)	4.8
Expected dividend yield	-%
Weighted-average expected volatility	122.0%

Schedule of Outstanding Long-Term Debt

Long-term debt consisted of the following (in thousands):

	September 30, 2017			December 31, 2016
	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount
Hercules Term Loan	$2,377	$(58)	$2,319	$7,421	$(409)	$7,012
North Stadium Term Loan	2,500	(205)	2,295	-	-	-
Less: Current portion	(4,877)	263	(4,614)	(7,421)	409	(7,012)
Long-term debt	$-	$-	$-	$-	$-	$-

Outstanding long-term debt consisted of the following (in thousands):

	December 31, 2016			December 31, 2015
		Unamortized			Unamortized
	Outstanding	Discount and Debt Issuance	Net Carrying	Outstanding	Discount and Debt Issuance	Net Carrying
	Principle	Costs	Amount	Principle	Costs	Amount
Hercules Term Loan	$7,421	$(409)	$7,012	$17,051	$(1,420)	$15,631
Magna Note	-	-	-	763	(29)	734
Total debt	7,421	(409)	7,012	17,814	(1,449)	16,365
Less: Current portion	(7,421)	409	(7,012)	(17,814)	1,449	(16,365)
Long-term debt	$-	$-	$-	$-	$-	$-

Schedule of Future Principal Payments on Debt

The following summarizes, by year, the future contractual principle payment obligations on the Hercules term loan as of December 31, 2016, before considering acceleration of maturity payments due to non-compliance with loan covenants (in thousands):

Hercules Term
Years Ending December 31,	Loan
2017	$6,779
2018	642
Total future principle payments	$7,421